Balance Sheet Details - Deferred Rent and Other Long Term Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Other Liabilities Disclosure [Abstract]
Deferred rent	$ 1,162	$ 1,402
Restructuring liabilities	1,475	1,767
Pennsylvania grant liability	267
Sublease deposits	66	66
Total deferred rent and other long-term liabilities	$ 2,970	$ 3,235